Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Summarized Details of Long-Term Debt

The following table summarizes the details of long-term debt at December 31:

	Interest Rates (%)	Maturity	2009		2010
			(in millions of Won)
Senior
Won-denominated
Notes payable to the Small Business Corporation	2.00 ~ 3.76	2011 ~ 2019	(Won)	765,594	(Won)	847,781
Notes payable to the Industrial Bank of Korea	0.57 ~ 3.65	2011 ~ 2015		12,631		94,441
Notes payable to the Korea Energy Management Corporation	0.75 ~ 4.25	2011 ~ 2025		490,151		402,517
Notes payable to other Korean Government Funds	0.50 ~ 3.49	2011 ~ 2025		384,001		412,049
Fixed and floating rate debentures(1)(2)	3.71 ~ 8.11	2011 ~ 2038		31,190,093		30,740,548
Other notes payable(3)	0.20 ~ 10.00	2011 ~ 2023		2,123,433		1,528,410

Subtotal				34,965,903		34,025,746
Foreign currency-denominated
Floating rate debentures(1)	0.47 ~ 8.13	2011 ~ 2012		3,124,662		3,833,106
Other fixed and floating rate notes payable	0.67 ~ 6.45	2011 ~ 2015		1,777,590		2,418,716

Subtotal				4,902,252		6,251,822

Total senior debt				39,868,155		40,277,568
Subordinated
Won-denominated
Hybrid bonds(4)	5.70 ~ 7.30	2034 ~ 2038		1,512,572		1,700,300
Fixed and floating rate debentures(1)(5)	5.10 ~ 14.45	2011 ~ 2016		1,771,792		3,484,072
Other fixed rate notes payable	10.00 ~ 12.00	2012 ~ 2014		2,000		2,104

Subtotal				3,286,364		5,186,476
Foreign currency-denominated
Hybrid bonds(6)	5.66 ~ 6.82	2035 ~ 2036		758,940		740,285
Fixed and floating rate debentures(1)	5.13 ~ 5.75	2015 ~ 2016		758,940		341,670

Subtotal				1,517,880		1,081,955

Total subordinated debt				4,804,244		6,268,431
Redeemable preferred stock(7)
Series 5 Redeemable preferred stock	—	—		168,504		—
Series 8 Redeemable preferred stock	—	—		10,000		—

Total redeemable preferred stock				178,504		—

Long-term debt, gross				44,850,903		46,545,999
Less: Unamortized discounts				(55,922)		(50,200)

Long-term debt, net			(Won)	44,794,981	(Won)	46,495,799

Note:

(1)	Interest rates on floating rate debt were those rates in effect at December 31, 2009 and 2010, respectively.

(2)	Majority of these debentures relate to miscellaneous bank borrowings from individual lenders.

(3)

The Group adopted fair value election under ASC 851-15 (formerly SFAS No. 155) on certain hybrid financial instrument. The fair value of those instruments were (Won)1,067,457 million and (Won)1,949,390 million as of December 31, 2009 and 2010, respectively, and related valuation gains (losses) (net) amounting to (Won)(18,960) million and (Won)(80,749) million were recorded in net trading profits (losses).

(4)

Shinhan Bank has a call option that can be exercised five years after the issuance date, or earlier with the approval of the Financial Supervisory Service. The call options mature in 30 years from the issuance date, but may be extended by Shinhan Bank at any time.

(5)	Majority of these debentures relate to miscellaneous bank borrowings from corporate lenders and Korean governmental entities.

(6)	Shinhan Bank has a call option that can be exercised ten years after the issuance date. The call options mature in 30 years from the issuance date.

(7)	See Note 21 for the terms of the redeemable preferred stock.

Aggregate Amount of Long-term Debt by Contractual Maturities

The following table sets forth the aggregate amount of long-term debt by contractual maturities at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	12,370,822
2012		10,412,343
2013		7,885,074
2014		4,280,227
2015		4,466,179
Thereafter		7,131,354

Long-term debt, gross		46,545,999
Less: Unamortized discount		(50,200)

Long-term debt, net	(Won)	46,495,799